Unaudited Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current
Cash and cash equivalents (note 8)	$ 748,900	$ 614,660
Restricted cash	3,935	4,748
Accounts receivable, including non-trade of $100,009 (2013 - $109,114) and related party balance of $15,579 (2013 - $16,371)	559,047	528,594
Assets held for sale (notes 7a and 11)		176,247
Net investment in direct financing leases (note 5)	23,641	21,545
Prepaid expenses and other	62,790	57,158
Current portion of loans to equity accounted investees	21,634	37,019
Current portion of investment in term loans		211,579
Current portion of derivative assets (note 15)	18,433	23,040
Total current assets	1,438,380	1,674,590
Restricted cash - non-current	499,108	497,984
Vessels and equipment (note 8)
At cost, less accumulated depreciation of $2,324,470 (2013 - $2,135,780)	5,894,500	5,983,128
Vessels under capital leases, at cost, less accumulated amortization of $159,701 (2013 - $152,020)	530,195	571,692
Advances on newbuilding contracts and conversion costs (notes 1 and 10a)	1,403,850	796,324
Total vessels and equipment	7,828,545	7,351,144
Net investment in direct financing leases - non-current (note 5)	750,385	705,717
Loans to equity accounted investees and joint venture partners, bearing interest between nil to 8%	133,526	132,229
Derivative assets (note 15)	113,550	69,797
Equity accounted investments (notes 4b, 4c and 4d)	807,700	690,309
Other non-current assets	214,788	159,494
Intangible assets - net	101,157	107,898
Goodwill	168,572	166,539
Total assets	12,055,711	11,555,701
Current
Accounts payable	161,477	98,415
Accrued liabilities	410,502	466,824
Liabilities associated with assets held for sale (notes 7a and 11)		168,007
Current portion of derivative liabilities (note 15)	177,469	143,999
Current portion of long-term debt (note 8)	655,601	996,425
Current obligation under capital leases	65,716	31,668
Current portion of in-process revenue contracts	29,983	40,176
Total current liabilities	1,500,748	1,945,514
Long-term debt, including amounts due to joint venture partners of $13,282 (2013 - $13,282) (note 8)	6,076,766	5,113,045
Long-term obligation under capital leases	499,458	566,661
Derivative liabilities (note 15)	372,046	299,570
In-process revenue contracts	129,833	139,676
Other long-term liabilities (note 16)	367,698	271,621
Total liabilities	8,946,549	8,336,087
Commitments and contingencies (note 4a, 5, 8, 10 and 15)
Redeemable non-controlling interest (note 10d)	15,149	16,564
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 72,239,252 shares outstanding (2013 - 70,729,399); 73,038,452 shares issued (2013 - 71,528,599)) (note 9)	756,067	713,760
Retained earnings	346,385	435,217
Non-controlling interest	2,009,585	2,071,262
Accumulated other comprehensive loss (note 14)	(18,024)	(17,189)
Total equity	3,094,013	3,203,050
Total liabilities and equity	$ 12,055,711	$ 11,555,701